Offerings - Offering: 1	Jun. 01, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of shares of the registrant's common stock is being registered as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.